Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 108,837,547.50
Total Fee Amount	15,030.47
Total Offset Amount	0.00
Net Fee	$ 15,030.47
Offering Table N/A
Offset Table N/A	N/A